Annual Total Returns- JPMorgan Sustainable Municipal Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Sustainable Municipal Income Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.73%	4.56%	(1.37%)	6.40%	2.92%	0.06%	3.80%	0.88%	6.17%	4.82%